Lazard Retirement Real Assets and Pricing Opportunities Portfolio
Lazard Retirement Real Assets and Pricing Opportunities Portfolio
Investment Objective
The Portfolio seeks total return consisting of appreciation and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, but does not reflect the fees or charges imposed by the separate accounts of the Participating Insurance Companies under the Policies. If such fees and charges were reflected, the figures in the table would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Retirement Real Assets and Pricing Opportunities Portfolio		Service Shares	Investor Shares
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (including expenses of the Portfolio’s subsidiary)	[1]	0.41%	0.41%
Total Annual Portfolio Operating Expenses	[1]	1.36%	1.11%
Fee Waiver and Expense Reimbursement	[2]	0.21%	0.21%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.15%	0.90%
[1]	Other Expenses are based on estimated amounts for the current fiscal year. Other Expenses and Total Annual Portfolio Operating Expenses include the estimated expenses of the Portfolio's subsidiary, which will vary based on the amount of the Portfolio's investment in the subsidiary. The expenses of the subsidiary included in Other Expenses reflect the Portfolio's anticipated average allocation to the subsidiary.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2019, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% and .90% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Retirement Real Assets and Pricing Opportunities Portfolio - USD ($)	1 Year	3 Years
Service Shares	117	388
Investor Shares	92	310

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

Under normal market conditions, the Portfolio invests at least 80% of its assets in real assets and pricing opportunities investments, including instruments providing exposure to such investments (such as derivative instruments).

“Real assets” are considered by the Portfolio to be:

(i) assets that have physical properties, such as:

•	natural resources, such as energy and materials (e.g., metals and mining, paper and forestry and chemicals)
•	real estate, such as REITs and real estate operating companies (“Real Estate Investments”)
•	equipment and industrials, such as tools, hardware, machinery and other industrial components
•	infrastructure, such as utilities, transport, communications, pipelines, seaports, airports and toll roads
•	commodities, such as physical commodities with tangible properties such as gas, oil, metals, livestock or agricultural products

(ii) companies that own or derive a significant portion of their value from such assets listed above or the production thereof; and (iii) inflation-indexed securities.

“Pricing opportunities” investments are made in companies that the Investment Manager believes may perform well during periods of high inflation. Such companies may include those in the consumer discretionary, consumer staples, health care, information technology and telecommunications services sectors.

Allocation of the Portfolio’s assets by the Investment Manager among these real assets categories and pricing opportunities sectors will vary, and over time exposures to new categories and sectors may be added or exposures to existing categories and sectors may be eliminated.

The Portfolio may invest in a mix of equity and fixed income securities of US and non-US companies, including emerging markets companies, as well as commodity-linked and other derivative instruments. In addition to investing in inflation-indexed fixed income securities (which may be of any credit quality or maturity), the Portfolio may invest in fixed income securities, typically government securities (which may be of various maturities), in connection with the Portfolio’s derivatives exposures (i.e., a type of margin or collateral). The Portfolio also may invest in ETFs and similar products such as exchange-traded notes (“ETNs”), which generally pursue a passive index-based strategy. The Portfolio may invest in companies of any market capitalization.

The Portfolio may gain exposure to the commodity markets by investing up to 25% of the Portfolio’s total assets in a wholly-owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which invests mainly in commodity-linked derivative instruments (including, but not limited to, futures contracts, options and total return swaps) and fixed income securities, typically government securities, in connection with the Subsidiary’s derivatives exposures (i.e., a type of margin or collateral).

The Investment Manager’s process for selecting investments for the Portfolio may include a variety of approaches, such a fundamental, bottom-up analysis, qualitative evaluations and quantitative models or a combination of these or other approaches. The process used will usually vary for different types of real assets categories, or category subsets.

In addition, the Portfolio may, but is not required to, enter into futures contracts; forward currency contracts; equity, total return, interest rate, credit default and currency swap agreements; write put and call options on securities (including ETFs), indexes and currencies; and invest in structured notes, for hedging purposes or to seek to increase returns, including as a substitute for a direct investment in securities. When the Portfolio or the Subsidiary enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions, in accordance with applicable regulations.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends in part on the Investment Manager’s skill in determining the Portfolio’s allocation among real assets categories. The Investment Manager’s evaluations and assumptions underlying its allocation decisions may differ from actual market conditions.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of a market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Natural Resources Risk. Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

Real Estate Investments Risk. The Portfolio’s investments in Real Estate Investments could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of investments made by the Portfolio may be determined to a great extent by the current status of the real estate industry in general, or by other factors (such as interest rates and the availability of loan capital) that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets.

The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of other types of stocks traded on national exchanges, which may affect the Portfolio’s ability to trade or liquidate those securities. An investment in REITs may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”). Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. The Portfolio generally will have no control over the operations and policies of a REIT, and the Portfolio generally will have no ability to cause a REIT to take the actions necessary to qualify as a REIT.

Infrastructure Companies Risk. Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation, and service interruption due to environmental, operational or other mishaps.

Commodities-Related Investments Risk. Exposure to the commodities markets may subject the Portfolio and the Subsidiary to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

Inflation-Indexed Security Risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The US Treasury has guaranteed that, in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the Portfolio may be required to make annual distributions to shareholders that exceed the cash the Portfolio received, which may cause the Portfolio to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

Fixed Income and Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices. Risks associated with rising interest rates are heightened given that interest rates in the US and other countries are at or near historic lows.

The Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering the Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Government Securities Risk. Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Quantitative Model Risk. A quantitative model, such as the risk and other models used by the Investment Manager, requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust a quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, the factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities and other investments at the time and price it would like. In some cases, the Portfolio, by itself or together with other portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Derivatives and Hedging Risk. Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Over-the-counter swap agreements, forward currency contracts, over-the-counter options on securities (including ETFs), indexes and currencies, structured notes and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid and difficult to value. These derivatives transactions, as well as the exchange-traded options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the reference asset, index or rate. As such, a small investment could have a potentially large impact on the Portfolio’s performance. In fact, many derivatives may be subject to greater risk than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market, and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. The same risks, as applicable, apply to derivatives transactions by the Subsidiary.

ETFs and Similar Products Risk. Shares of ETFs and similar products such as ETNs in which the Portfolio may invest may trade at prices that vary from their NAVs, sometimes significantly. The shares of ETFs, ETNs and similar products may trade at prices at, below or above their most recent NAV. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. ETNs may not trade in the secondary market, but typically are redeemable by the issuer. The Portfolio’s investments in ETFs and similar products are subject to the risks of investments made by the ETFs and similar products, as well as to the general risks of investing in ETFs and similar products. Portfolio shares will bear not only the Portfolio’s management fees and operating expenses, but also their proportional share of the management fees and operating expenses of the ETFs and similar products in which the Portfolio invests. While ETNs do not have management fees, they are subject to certain investor fees. ETNs are debt securities that, like ETFs, typically are listed on exchanges and their terms generally provide for a return that tracks specified market indexes. However, unlike ETFs, ETNs are not registered investment companies and thus are not regulated under the 1940 Act. In addition, as debt securities, ETNs are subject to the additional risk of the creditworthiness of the issuer. ETNs typically do not make periodic interest payments.

Tax Status Risk. Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Portfolio for purposes of qualification as a “regulated investment company” (“RIC”) for federal income tax purposes. Without such qualification, the Portfolio could be subject to tax. The tax treatment of some of the Portfolio’s investments in the Subsidiary and commodity-linked derivatives may be adversely affected by future legislation, regulations of the US Treasury Department or guidance issued by the Internal Revenue Service (the “IRS”), or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

Subsidiary Risk. The Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments (described elsewhere in this Prospectus).

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.